Statement of Changes in Net Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Decrease in net assets from operations
Net investment loss	$ (1,831,216)	$ (2,712,753)
Net realized gain (loss) on futures and forward contracts	(1,633,508)	5,588,766
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,995,277	(4,490,529)
Net decrease in net assets from operations	(1,469,447)	(1,614,516)
Capital share transactions
Issuance of Units	3,810,089	10,736,259
Redemption of Units	(5,333,399)	(10,437,522)
Net increase (decrease) in net assets from capital share transactions	(1,523,310)	298,737
Net increase (decrease) in net assets	(2,992,757)	(1,315,779)
Net assets, beginning of year	25,359,446	26,675,225
Net assets, end of year	22,366,689	25,359,446
SUPERFUND GOLD, L.P.- SERIES A
Decrease in net assets from operations
Net investment loss	(1,140,104)	(1,374,933)
Net realized gain (loss) on futures and forward contracts	(871,078)	2,767,330
Net change in unrealized appreciation (depreciation) on futures and forward contracts	1,250,375	(2,413,790)
Net decrease in net assets from operations	(760,807)	(1,021,393)
Capital share transactions
Issuance of Units	2,783,531	8,156,974
Redemption of Units	(2,519,451)	(5,033,119)
Net increase (decrease) in net assets from capital share transactions	264,080	3,123,855
Net increase (decrease) in net assets	(496,727)	2,102,462
Net assets, beginning of year	15,819,153	13,716,691
Net assets, end of year	15,322,426	15,819,153
Series A-1
Capital share transactions
Net assets, beginning of year	12,507,057
Net assets, end of year	11,986,641	12,507,057
Series Units, beginning of year	8,359.510	6,916.044
Issuance of Units	1,481.653	3,951.118
Redemption of Units	(1,417.863)	(2,507.652)
Series Units, end of year	8,423.300	8,359.510
Series A-2
Capital share transactions
Net assets, beginning of year	3,312,096
Net assets, end of year	3,335,785	3,312,096
Series Units, beginning of year	2,037.421	1,724.508
Issuance of Units	293.053	877.402
Redemption of Units	(215.808)	(564.489)
Series Units, end of year	2,114.666	2,037.421
SUPERFUND GOLD, L.P.- SERIES B
Decrease in net assets from operations
Net investment loss	(691,112)	(1,337,820)
Net realized gain (loss) on futures and forward contracts	(762,430)	2,821,436
Net change in unrealized appreciation (depreciation) on futures and forward contracts	744,902	(2,076,739)
Net decrease in net assets from operations	(708,640)	(593,123)
Capital share transactions
Issuance of Units	1,026,558	2,579,285
Redemption of Units	(2,813,948)	(5,404,403)
Net increase (decrease) in net assets from capital share transactions	(1,787,390)	(2,825,118)
Net increase (decrease) in net assets	(2,496,030)	(3,418,241)
Net assets, beginning of year	9,540,293	12,958,534
Net assets, end of year	7,044,263	9,540,293
Series B-1
Capital share transactions
Net assets, beginning of year	5,617,352
Net assets, end of year	3,618,576	5,617,352
Series Units, beginning of year	4,524.265	5,784.122
Issuance of Units	309.453	1,527.856
Redemption of Units	(1,575.434)	(2,787.713)
Series Units, end of year	3,258.284	4,524.265
Series B-2
Capital share transactions
Net assets, beginning of year	3,922,941
Net assets, end of year	$ 3,425,687	$ 3,922,941
Series Units, beginning of year	3,015.557	3,700.480
Issuance of Units	512.776	314.675
Redemption of Units	(642.644)	(999.598)
Series Units, end of year	2,885.689	3,015.557